Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
Schedule of asset retirement obligations
	December 31, 2020	December 31, 2019
Asset retirement obligation, beginning of period	$826,637	$792,747
Reduction in liability due to transfer of Cactus Mill property	-	(40,802)
Obligation incurred:
Kiewit properties	283,347	-
JJS property	31,016	-
Accretion expense	92,514	74,692
Asset retirement obligation, end of period	$1,233,514	$826,637